Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Biotechnology-83.65%
2seventy bio, Inc.(b)(c)	851	$1,557
4D Molecular Therapeutics, Inc.(b)(c)	730	9,286
89bio, Inc.(b)(c)	1,327	10,669
Abcam PLC, ADR (United Kingdom)(b)	3,749	89,864
Absci Corp.(b)(c)	1,563	2,610
Acadia Pharmaceuticals, Inc.(b)(c)	2,861	63,743
Acumen Pharmaceuticals, Inc.(b)	975	2,340
Adaptimmune Therapeutics PLC, ADR(b)	3,472	1,736
Adicet Bio, Inc.(b)	726	857
ADMA Biologics, Inc.(b)	3,938	14,571
Affimed N.V. (Germany)(b)	2,517	1,133
Agios Pharmaceuticals, Inc.(b)(c)	973	21,630
Akero Therapeutics, Inc.(b)	975	16,321
Alaunos Therapeutics, Inc.(b)	4,055	268
Alector, Inc.(b)(c)	1,478	8,011
Alkermes PLC(b)	2,909	70,223
Allakos, Inc.(b)(c)	1,561	3,465
Allogene Therapeutics, Inc.(b)(c)	2,911	6,841
Allovir, Inc.(b)	2,040	3,835
Alnylam Pharmaceuticals, Inc.(b)(c)	2,183	367,290
Alpine Immune Sciences, Inc.(b)(c)	1,014	15,717
Altimmune, Inc.(b)	888	2,806
ALX Oncology Holdings, Inc.(b)	841	6,593
Amarin Corp. PLC, ADR (Ireland)(b)	6,789	5,309
Amgen, Inc.	5,604	1,511,063
Amicus Therapeutics, Inc.(b)(c)	5,015	55,265
AnaptysBio, Inc.(b)(c)	462	6,533
Anavex Life Sciences Corp.(b)(c)	1,444	10,411
Annexon, Inc.(b)	897	2,234
Apellis Pharmaceuticals, Inc.(b)(c)	2,058	110,864
Arbutus Biopharma Corp.(b)	2,956	6,060
Arcellx, Inc.(b)(c)	845	44,388
Arcturus Therapeutics Holdings, Inc.(b)(c)	468	11,204
Arcutis Biotherapeutics, Inc.(b)(c)	1,614	2,970
Ardelyx, Inc.(b)(c)	3,796	17,120
Argenx SE, ADR (Netherlands)(b)	520	234,317
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,872	39,686
ARS Pharmaceuticals, Inc.(b)(c)	1,656	7,998
Ascendis Pharma A/S, ADR (Denmark)(b)	997	100,129
Atara Biotherapeutics, Inc.(b)	1,704	1,125
Aurinia Pharmaceuticals, Inc. (Canada)(b)	2,502	21,617
Avidity Biosciences, Inc.(b)(c)	1,306	10,200
Beam Therapeutics, Inc.(b)(c)	1,383	38,835
BeiGene Ltd., ADR (China)(b)(c)	735	137,401
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	465	6,696
BioAtla, Inc.(b)(c)	806	1,427
BioCryst Pharmaceuticals, Inc.(b)(c)	3,303	19,422
Biogen, Inc.(b)	2,530	592,222
BioMarin Pharmaceutical, Inc.(b)	3,289	299,562
Biomea Fusion, Inc.(b)(c)	628	9,464
BioNTech SE, ADR (Germany)(b)(c)	1,634	164,070
Bluebird Bio, Inc.(b)(c)	1,887	7,208
Blueprint Medicines Corp.(b)	1,060	73,818
Bridgebio Pharma, Inc.(b)	2,841	81,565
C4 Therapeutics, Inc.(b)(c)	829	1,351
Caribou Biosciences, Inc.(b)(c)	1,560	9,157
Cartesian Therapeutics, Inc.(b)(c)	2,633	3,555
Centessa Pharmaceuticals PLC, ADR(b)(c)	933	5,598
Century Therapeutics, Inc.(b)	1,007	1,380
Cogent Biosciences, Inc.(b)	1,501	11,513
	Shares	Value
Biotechnology-(continued)
Coherus Biosciences, Inc.(b)	1,908	$4,064
Compass Pathways PLC, ADR (United Kingdom)(b)(c)	461	2,757
Crinetics Pharmaceuticals, Inc.(b)(c)	1,156	36,749
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,387	92,555
Cullinan Oncology, Inc.(b)	751	6,151
CureVac N.V. (Germany)(b)(c)	3,908	21,103
Cytokinetics, Inc.(b)(c)	1,678	56,179
Day One Biopharmaceuticals, Inc.(b)(c)	1,524	17,648
Deciphera Pharmaceuticals, Inc.(b)	1,373	17,314
Denali Therapeutics, Inc.(b)(c)	2,404	44,522
Design Therapeutics, Inc.(b)	944	2,266
Dyne Therapeutics, Inc.(b)(c)	1,060	11,745
Eagle Pharmaceuticals, Inc.(b)	227	1,328
Editas Medicine, Inc.(b)(c)	1,430	15,058
Eiger BioPharmaceuticals, Inc.(b)	747	254
Enanta Pharmaceuticals, Inc.(b)(c)	376	3,512
Erasca, Inc.(b)(c)	2,619	4,452
Evelo Biosciences, Inc.(b)	310	124
Exelixis, Inc.(b)	5,564	121,351
Exscientia PLC, ADR (United Kingdom)(b)(c)	787	4,801
Fate Therapeutics, Inc.(b)	1,739	4,330
FibroGen, Inc.(b)(c)	1,655	914
Foghorn Therapeutics, Inc.(b)(c)	706	3,000
G1 Therapeutics, Inc.(b)(c)	872	1,639
Galapagos N.V., ADR (Belgium)(b)	343	12,838
Generation Bio Co.(b)	1,111	1,255
Genmab A/S, ADR (Denmark)(b)	735	23,233
Geron Corp.(b)	9,182	17,721
Gilead Sciences, Inc.	18,784	1,438,854
Gossamer Bio., Inc.(b)	3,797	2,970
Gracell Biotechnologies, Inc., ADR (China)(b)(c)	1,194	5,815
Graphite Bio, Inc.(b)	977	2,218
Grifols S.A., ADR (Spain)(b)	2,124	20,582
Gritstone bio, Inc.(b)	1,597	2,076
Halozyme Therapeutics, Inc.(b)(c)	2,305	88,996
HilleVax, Inc.(b)(c)	821	11,256
Humacyte, Inc.(b)	1,834	4,860
Ideaya Biosciences, Inc.(b)(c)	1,124	35,350
IGM Biosciences, Inc.(b)(c)	588	3,963
I-Mab, ADR (China)(b)	1,176	1,835
Immuneering Corp., Class A(b)(c)	526	3,451
ImmunityBio, Inc.(b)(c)	11,672	42,953
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	572	30,162
ImmunoGen, Inc.(b)(c)	4,351	127,702
Immunovant, Inc.(b)(c)	2,529	98,960
Incyte Corp.(b)	3,916	212,795
Inhibrx, Inc.(b)(c)	762	15,827
Inovio Pharmaceuticals, Inc.(b)(c)	4,518	1,781
Insmed, Inc.(b)(c)	2,513	62,875
Instil Bio, Inc.(b)	2,192	743
Intellia Therapeutics, Inc.(b)(c)	1,545	45,778
Invivyd, Inc.(b)	1,884	2,883
Ionis Pharmaceuticals, Inc.(b)(c)	2,505	123,922
Iovance Biotherapeutics, Inc.(b)	4,342	26,356
Ironwood Pharmaceuticals, Inc.(b)	2,729	27,017
iTeos Therapeutics, Inc.(b)	633	5,925
Karuna Therapeutics, Inc.(b)(c)	658	125,816
Karyopharm Therapeutics, Inc.(b)	1,927	1,484
Keros Therapeutics, Inc.(b)(c)	516	15,655
Kezar Life Sciences, Inc.(b)	1,225	1,026
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	613	$9,912
Kinnate Biopharma, Inc.(b)	794	1,802
Kodiak Sciences, Inc.(b)	884	2,139
Krystal Biotech, Inc.(b)(c)	489	50,968
Kura Oncology, Inc.(b)(c)	1,303	12,600
Kymera Therapeutics, Inc.(b)(c)	972	20,179
Legend Biotech Corp., ADR(b)(c)	1,393	84,722
Lexicon Pharmaceuticals, Inc.(b)(c)	4,280	4,537
Lyell Immunopharma, Inc.(b)(c)	4,411	7,631
MacroGenics, Inc.(b)(c)	1,073	8,809
Madrigal Pharmaceuticals, Inc.(b)(c)	323	65,666
MannKind Corp.(b)(c)	4,688	16,971
MeiraGTx Holdings PLC(b)	1,031	5,382
Mersana Therapeutics, Inc.(b)	2,068	3,412
Merus N.V. (Netherlands)(b)	1,007	24,913
Mirati Therapeutics, Inc.(b)(c)	1,193	67,703
Mirum Pharmaceuticals, Inc.(b)(c)	815	26,137
Moderna, Inc.(b)(c)	6,650	516,705
Monte Rosa Therapeutics, Inc.(b)(c)	852	2,641
Morphic Holding, Inc.(b)(c)	837	19,837
Mural Oncology PLC (Ireland)(b)	290	1,047
Myriad Genetics, Inc.(b)(c)	1,430	27,299
Neurocrine Biosciences, Inc.(b)	1,706	198,903
Nkarta, Inc.(b)(c)	827	2,183
Novavax, Inc.(b)(c)	2,086	11,473
Nurix Therapeutics, Inc.(b)(c)	850	5,287
Nuvalent, Inc., Class A(b)(c)	994	64,978
Omega Therapeutics, Inc.(b)	929	2,127
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
PepGen, Inc.(b)	401	1,965
PMV Pharmaceuticals, Inc.(b)	860	1,969
Poseida Therapeutics, Inc.(b)	1,645	4,392
Precigen, Inc.(b)(c)	4,497	5,037
Prelude Therapeutics, Inc.(b)	707	2,340
Protagonist Therapeutics, Inc.(b)	1,010	18,392
Prothena Corp. PLC (Ireland)(b)(c)	936	30,495
PTC Therapeutics, Inc.(b)(c)	1,320	30,386
RAPT Therapeutics, Inc.(b)(c)	606	8,799
Recursion Pharmaceuticals, Inc., Class A(b)(c)	3,573	24,475
Regeneron Pharmaceuticals, Inc.(b)	1,738	1,431,782
REGENXBIO, Inc.(b)	767	14,972
Relay Therapeutics, Inc.(b)(c)	2,140	16,927
Repare Therapeutics, Inc. (Canada)(b)	746	3,842
Replimune Group, Inc.(b)	1,028	11,493
REVOLUTION Medicines, Inc.(b)(c)	2,951	68,847
Rhythm Pharmaceuticals, Inc.(b)(c)	993	33,196
Rocket Pharmaceuticals, Inc.(b)(c)	1,572	36,675
Roivant Sciences Ltd.(b)(c)	13,489	128,955
Sage Therapeutics, Inc.(b)	1,046	20,481
Sana Biotechnology, Inc.(b)(c)	3,455	14,027
Sangamo Therapeutics, Inc.(b)	2,985	1,284
Sarepta Therapeutics, Inc.(b)(c)	1,631	132,568
Scholar Rock Holding Corp.(b)(c)	1,203	15,146
Seagen, Inc.(b)(c)	3,279	699,116
Seres Therapeutics, Inc.(b)(c)	2,161	2,247
SpringWorks Therapeutics, Inc.(b)(c)	1,094	33,247
Stoke Therapeutics, Inc.(b)(c)	791	2,998
Summit Therapeutics, Inc.(b)	12,175	24,715
Sutro Biopharma, Inc.(b)	1,039	2,712
	Shares	Value
Biotechnology-(continued)
Syndax Pharmaceuticals, Inc.(b)(c)	1,212	$20,174
Tango Therapeutics, Inc.(b)(c)	1,776	13,498
Travere Therapeutics, Inc.(b)(c)	1,324	8,315
Twist Bioscience Corp.(b)(c)	1,004	24,146
Ultragenyx Pharmaceutical, Inc.(b)(c)	1,434	55,711
uniQure N.V. (Netherlands)(b)	845	5,729
United Therapeutics Corp.(b)	820	196,800
UroGen Pharma Ltd.(b)	534	7,043
Vanda Pharmaceuticals, Inc.(b)	1,013	3,768
Vaxcyte, Inc.(b)(c)	1,640	84,903
Veracyte, Inc.(b)(c)	1,270	32,512
Vertex Pharmaceuticals, Inc.(b)	4,124	1,463,236
Verve Therapeutics, Inc.(b)(c)	1,121	12,645
Vir Biotechnology, Inc.(b)(c)	2,339	22,197
Xencor, Inc.(b)	1,058	19,404
Xenon Pharmaceuticals, Inc. (Canada)(b)	1,123	41,079
Zai Lab Ltd., ADR (China)(b)(c)	932	25,434
Zentalis Pharmaceuticals, Inc.(b)	1,238	13,927
		13,644,816
Health Care Equipment & Supplies-0.15%
Cue Health, Inc.(b)	2,587	900
Novocure Ltd.(b)(c)	1,868	22,921
		23,821
Health Care Providers & Services-0.46%
23andMe Holding Co., Class A(b)	5,312	4,571
Castle Biosciences, Inc.(b)	468	9,355
Guardant Health, Inc.(b)(c)	2,056	51,750
PetIQ, Inc.(b)(c)	513	8,936
		74,612
Life Sciences Tools & Services-3.26%
AbCellera Biologics, Inc. (Canada)(b)	5,049	23,781
Adaptive Biotechnologies Corp.(b)(c)	2,515	11,016
Codexis, Inc.(b)	1,176	2,775
Illumina, Inc.(b)	2,766	281,993
Maravai LifeSciences Holdings, Inc., Class A(b)	2,297	11,715
MaxCyte, Inc.(b)	1,821	8,650
Medpace Holdings, Inc.(b)	534	144,564
NanoString Technologies, Inc.(b)	801	398
Nautilus Biotechnology, Inc.(b)	2,204	6,061
Pacific Biosciences of California, Inc.(b)(c)	4,385	37,185
Quantum-Si, Inc.(b)(c)	2,093	3,370
		531,508
Pharmaceuticals-12.45%
Aclaris Therapeutics, Inc.(b)	1,247	1,091
Amphastar Pharmaceuticals, Inc.(b)(c)	854	48,097
Amylyx Pharmaceuticals, Inc.(b)	1,175	16,638
ANI Pharmaceuticals, Inc.(b)	354	17,633
Arvinas, Inc.(b)(c)	937	20,586
AstraZeneca PLC, ADR (United Kingdom)	10,178	657,397
ATAI Life Sciences N.V. (Germany)(b)(c)	2,947	3,065
Atea Pharmaceuticals, Inc.(b)(c)	1,467	4,386
Avadel Pharmaceuticals PLC, ADR(b)(c)	1,556	17,956
Axsome Therapeutics, Inc.(b)	825	55,646
Cara Therapeutics, Inc.(b)	911	881
Collegium Pharmaceutical, Inc.(b)(c)	605	15,506
Cymabay Therapeutics, Inc.(b)(c)	1,931	36,940
Edgewise Therapeutics, Inc.(b)(c)	1,105	6,718
Esperion Therapeutics, Inc.(b)(c)	1,803	2,398
Evolus, Inc.(b)	990	9,375
Fulcrum Therapeutics, Inc.(b)	1,097	5,266

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Harmony Biosciences Holdings, Inc.(b)(c)	1,050	$30,513
Harrow, Inc.(b)(c)	612	5,649
Hutchmed China Ltd., ADR (China)(b)	543	10,469
Innoviva, Inc.(b)(c)	1,141	15,803
Intra-Cellular Therapies, Inc.(b)	1,679	103,040
Jazz Pharmaceuticals PLC(b)(c)	1,104	130,526
Ligand Pharmaceuticals, Inc.(b)(c)	303	17,668
Marinus Pharmaceuticals, Inc.(b)(c)	877	5,902
Nektar Therapeutics(b)	3,204	1,570
NGM Biopharmaceuticals, Inc.(b)	1,394	1,041
Ocular Therapeutix, Inc.(b)(c)	1,409	3,494
Omeros Corp.(b)(c)	1,059	2,319
Optinose, Inc.(b)(c)	1,891	2,364
Pacira BioSciences, Inc.(b)(c)	809	22,070
Phathom Pharmaceuticals, Inc.(b)(c)	986	6,892
Phibro Animal Health Corp., Class A	359	3,443
Pliant Therapeutics, Inc.(b)(c)	1,050	14,584
Revance Therapeutics, Inc.(b)(c)	1,545	10,460
Royalty Pharma PLC, Class A	7,841	212,256
Sanofi S.A., ADR	4,927	230,337
SIGA Technologies, Inc.(c)	1,234	6,701
Supernus Pharmaceuticals, Inc.(b)(c)	955	26,024
Tarsus Pharmaceuticals, Inc.(b)(c)	564	9,323
Terns Pharmaceuticals, Inc.(b)(c)	1,080	4,806
Theravance Biopharma, Inc.(b)(c)	927	9,715
Ventyx Biosciences, Inc.(b)	1,029	2,223
	Shares	Value
Pharmaceuticals-(continued)
Verona Pharma PLC, ADR (United Kingdom)(b)(c)	1,173	$15,859
Viatris, Inc.	20,964	192,450
WaVe Life Sciences Ltd.(b)	1,721	9,138
Xeris Biopharma Holdings, Inc.(b)	2,433	4,525
		2,030,743
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $22,131,457)		16,305,500
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.53%
Invesco Private Government Fund, 5.32%(e)(f)(g)	1,303,326	1,303,326
Invesco Private Prime Fund, 5.55%(e)(f)(g)	3,349,323	3,350,663
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,653,573)		4,653,989
TOTAL INVESTMENTS IN SECURITIES-128.50% (Cost $26,785,030)		20,959,489
OTHER ASSETS LESS LIABILITIES-(28.50)%		(4,648,430)
NET ASSETS-100.00%		$16,311,059

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$40,118	$(40,118)	$-	$-	$-	$24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	856,499	4,218,700	(3,771,873)	-	-	1,303,326	14,183*
Invesco Private Prime Fund	2,202,426	7,138,159	(5,991,108)	416	770	3,350,663	37,184*
Total	$3,058,925	$11,396,977	$(9,803,099)	$416	$770	$4,653,989	$51,391

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Electronic Equipment, Instruments & Components-0.43%
Coherent Corp.(b)	18,786	$691,137
Semiconductors & Semiconductor Equipment-99.51%
Advanced Micro Devices, Inc.(b)	119,855	14,521,632
Allegro MicroSystems, Inc. (Japan)(b)	24,037	654,287
Amkor Technology, Inc.	30,724	865,495
Analog Devices, Inc.	34,819	6,385,108
Applied Materials, Inc.	41,507	6,216,918
ASML Holding N.V., New York Shares (Netherlands)	9,602	6,565,464
Axcelis Technologies, Inc.(b)	4,102	509,797
Broadcom, Inc.	13,730	12,710,273
Entegris, Inc.	18,746	1,957,082
GLOBALFOUNDRIES, Inc.(b)(c)	68,452	3,675,188
Intel Corp.	360,564	16,117,211
KLA Corp.	12,612	6,868,747
Lam Research Corp.	9,012	6,451,871
Lattice Semiconductor Corp.(b)	17,229	1,008,758
Marvell Technology, Inc.	108,050	6,021,626
Microchip Technology, Inc.	68,023	5,675,839
Micron Technology, Inc.	90,673	6,902,029
Monolithic Power Systems, Inc.	5,973	3,277,505
NVIDIA Corp.	25,679	12,010,068
NXP Semiconductors N.V. (China)	30,832	6,292,195
ON Semiconductor Corp.(b)	53,927	3,846,613
Qorvo, Inc.(b)	12,233	1,180,485
QUALCOMM, Inc.	55,266	7,132,077
Rambus, Inc.(b)	13,649	923,628
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc.	19,915	$1,930,361
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	67,779	6,595,574
Teradyne, Inc.	19,244	1,774,874
Texas Instruments, Inc.	75,417	11,516,930
Wolfspeed, Inc.(b)(c)	15,650	576,859
		160,164,494
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $145,191,090)		160,855,631
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.37%
Invesco Private Government Fund, 5.32%(d)(e)(f)	1,067,826	1,067,826
Invesco Private Prime Fund, 5.55%(d)(e)(f)	2,744,025	2,745,123
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,812,537)		3,812,949
TOTAL INVESTMENTS IN SECURITIES-102.31% (Cost $149,003,627)		164,668,580
OTHER ASSETS LESS LIABILITIES-(2.31)%		(3,716,871)
NET ASSETS-100.00%		$160,951,709

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$530,489	$(530,489)	$-	$-	$-	$346
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,040,517	5,552,825	(5,525,516)	-	-	1,067,826	11,576*
Invesco Private Prime Fund	2,675,615	8,710,955	(8,642,247)	576	224	2,745,123	28,954*
Total	$3,716,132	$14,794,269	$(14,698,252)	$576	$224	$3,812,949	$40,876

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
November 30, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Building Products-0.32%
Triumph New Energy Co. Ltd., H Shares (China)(b)(c)	7,632,304	$4,172,687
Chemicals-3.01%
Hanwha Solutions Corp. (South Korea)(b)	1,515,603	39,236,632
Construction & Engineering-0.26%
Emeren Group Ltd., ADR (China)(b)(c)	1,411,191	3,415,082
Electrical Equipment-15.07%
Array Technologies, Inc.(b)(c)	3,496,759	54,094,862
Shoals Technologies Group, Inc., Class A(b)(c)	3,917,948	54,263,580
Soltec Power Holdings S.A. (Spain)(b)(c)	1,085,218	3,583,031
SunPower Corp.(b)(c)	2,539,103	10,537,277
Sunrun, Inc.(b)(c)	5,714,491	73,716,934
		196,195,684
Independent Power and Renewable Electricity Producers-23.57%
Altus Power, Inc.(b)(c)	1,079,446	5,397,230
Atlantica Sustainable Infrastructure PLC (Spain)	875,607	16,654,045
Clearway Energy, Inc., Class C	1,083,310	27,050,251
Doral Group Renewable Energy Resources Ltd. (Israel)(b)(c)	2,642,663	3,945,438
Encavis AG (Germany)(b)(c)	3,132,070	46,681,720
Energix-Renewable Energies Ltd. (Israel)(c)	3,587,074	11,365,826
Enlight Renewable Energy Ltd. (Israel)(b)(c)	1,513,692	26,188,126
Grenergy Renovables S.A. (Spain)(b)(c)	432,449	13,796,755
Neoen S.A. (France)(d)	896,547	27,409,801
OY Nofar Energy Ltd. (Israel)(b)(c)	490,000	11,166,805
ReNew Energy Global PLC, Class A (India)(b)(c)	1,286,866	8,287,417
RENOVA, Inc. (Japan)(b)(c)	691,483	4,934,654
Scatec ASA (South Africa)(b)(c)(d)	1,721,274	11,441,838
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	2,056,255	38,511,060
Sunnova Energy International, Inc.(b)(c)	2,722,545	31,581,522
West Holdings Corp. (Japan)(c)	593,917	12,454,038
Xinyi Energy Holdings Ltd. (China)(c)	59,110,652	9,914,466
		306,780,992
Mortgage REITs-4.47%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	2,402,355	58,161,015
	Shares	Value
Semiconductors & Semiconductor Equipment-53.26%
Canadian Solar, Inc. (Canada)(b)(c)	1,384,040	$29,106,361
Daqo New Energy Corp., ADR (China)(b)(c)	1,525,349	36,089,757
Enphase Energy, Inc.(b)(c)	1,320,301	133,376,807
First Solar, Inc.(b)(c)	866,429	136,705,167
Flat Glass Group Co. Ltd., H Shares (China)(c)	10,876,251	17,880,371
GCL Technology Holdings Ltd. (China)(c)	455,496,989	60,652,839
JinkoSolar Holding Co. Ltd., ADR (China)(c)	1,198,413	37,630,168
Maxeon Solar Technologies Ltd.(b)(c)	888,167	3,668,130
Meyer Burger Technology AG (Switzerland)(b)(c)	89,834,460	21,116,858
Motech Industries, Inc. (Taiwan)	10,331,000	9,309,144
SMA Solar Technology AG (Germany)(b)(c)	465,966	28,293,331
SolarEdge Technologies, Inc.(b)(c)	1,066,434	84,653,531
TSEC Corp. (Taiwan)	14,272,000	13,477,081
United Renewable Energy Co. Ltd. (Taiwan)	39,594,458	18,757,938
Xinyi Solar Holdings Ltd. (China)	108,872,021	62,588,553
		693,306,036
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,376,220,462)		1,301,268,128
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.83%
Invesco Private Government Fund, 5.32%(e)(f)(g)	119,465,754	119,465,754
Invesco Private Prime Fund, 5.55%(e)(f)(g)	307,810,673	307,933,797
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $427,327,453)		427,399,551
TOTAL INVESTMENTS IN SECURITIES-132.79% (Cost $2,803,547,915)		1,728,667,679
OTHER ASSETS LESS LIABILITIES-(32.79)%		(426,857,738)
NET ASSETS-100.00%		$1,301,809,941

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $38,851,639, which represented 2.98% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,628,779	$(2,628,779)	$-	$-	$-	$378
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	130,829,433	146,691,331	(158,055,010)	-	-	119,465,754	1,571,033*
Invesco Private Prime Fund	335,608,224	323,237,663	(351,026,426)	64,029	50,307	307,933,797	4,224,441*
Total	$466,437,657	$472,557,773	$(511,710,215)	$64,029	$50,307	$427,399,551	$5,795,852

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	17.85%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$16,305,500	$-	$0	$16,305,500
Money Market Funds	-	4,653,989	-	4,653,989
Total Investments	$16,305,500	$4,653,989	$0	$20,959,489
Invesco PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$160,855,631	$-	$-	$160,855,631
Money Market Funds	-	3,812,949	-	3,812,949
Total Investments	$160,855,631	$3,812,949	$-	$164,668,580
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,301,268,128	$-	$-	$1,301,268,128
Money Market Funds	-	427,399,551	-	427,399,551
Total Investments	$1,301,268,128	$427,399,551	$-	$1,728,667,679